Employee Defined Benefit Plans - Schedule of Principal Assumptions Used In Determining Pension Benefit Obligations (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Employee Benefits [Abstract]
Discount rate	4.48%	4.60%
Rate of increase in salaries	4.36%	4.30%
Rate of inflation, pre-retirement	2.64%	2.68%
Rate of increase in future pensions payment	3.30%	3.39%
Life expectancy at age 65 for current pensioners:
Male	21 years	22 years
Female	24 years	24 years
Life expectancy at age 65 for current members aged 45:
Male	22 years	23 years
Female	25 years	25 years